Financial Risk Management Objectives and Policies (Details 3) - Trade Receivables [Member] - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Financial assets	$ 492,276	$ 270,125
0 - 30 days [Member]
Disclosure of financial assets [line items]
Financial assets	250,806	173,248
31 - 60 days [Member]
Disclosure of financial assets [line items]
Financial assets	122,890	33,731
61 - 90 days [Member]
Disclosure of financial assets [line items]
Financial assets	106,494	419
90 days + [Member]
Disclosure of financial assets [line items]
Financial assets	$ 11,986	$ 62,727